Financial Risk Management_The Groups Industrial Corporate Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 129,525,576	₩ 117,823,142
Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 130,757,242	₩ 119,205,314
%	100.00%	100.00%
Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (1,231,666)	₩ (1,382,172)
Financial institutions
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	11,046,151	10,582,604
Financial institutions | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 11,093,682	₩ 10,603,474
%	8.48%	8.90%
Financial institutions | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (47,531)	₩ (20,870)
Manufacturing
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	39,751,598	35,965,532
Manufacturing | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 40,201,037	₩ 36,505,044
%	30.74%	30.62%
Manufacturing | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (449,439)	₩ (539,512)
Service
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	53,979,750	48,222,104
Service | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 54,268,271	₩ 48,529,236
%	41.50%	40.71%
Service | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (288,521)	₩ (307,132)
Wholesale & Retail
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	14,971,242	14,130,523
Wholesale & Retail | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 15,061,632	₩ 14,246,756
%	11.52%	11.95%
Wholesale & Retail | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (90,390)	₩ (116,233)
Construction
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	2,752,354	3,024,031
Construction | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 3,021,889	₩ 3,381,470
%	2.31%	2.84%
Construction | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (269,535)	₩ (357,439)
Public sector
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	1,041,179	880,265
Public sector | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 1,056,520	₩ 886,583
%	0.81%	0.74%
Public sector | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (15,341)	₩ (6,318)
Others
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	5,983,302	5,018,083
Others | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 6,054,211	₩ 5,052,751
%	4.64%	4.24%
Others | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (70,909)	₩ (34,668)